Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred policy acquisition costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249